UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1.     Schedule of Investments.

Schedule of Investments
Pax World Balanced Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS: 70.9%
COMMON STOCK: 70.8%
CONSUMER DISCRETIONARY: 3.0%
GameStop Corp., Class A (a)(f)	593,438	$30,686,679
Lowe’s Cos., Inc.	514,712	11,807,493
Saks, Inc. (a)	361,200	4,504,164
Staples, Inc.	773,328	17,098,282
Walt Disney Co., The	155,000	4,863,900
		68,960,518
CONSUMER STAPLES: 9.5%
Avon Products, Inc.	850,000	33,609,000
CVS Caremark Corp.	1,274,800	51,642,148
Corn Products International, Inc.	720,000	26,740,800
Estee Lauder Cos, Inc., Class A (f)	400,000	18,340,000
HJ Heinz Co.	57,200	2,686,684
McCormick & Co., Inc. (f)	350,000	12,939,500
PepsiCo, Inc.	425,000	30,685,000
Procter & Gamble Co.	620,000	43,443,400
		220,086,532
ENERGY: 8.7%
Baker Hughes, Inc.	500,000	34,250,000
ConocoPhillips	150,000	11,431,500
ENSCO International, Inc.	489,300	31,266,166
Helix Energy Solutions Group, Inc. (a)(f)	400,000	12,600,000
Noble Corp.	615,000	30,547,050
Southwestern Energy Co. (a)(f)	358,680	12,083,929
StatoilHydro ASA, ADR (f)	260,685	7,786,661
Suncor Energy, Inc.	209,100	20,146,785
XTO Energy, Inc.	669,750	41,430,735
		201,542,826
FINANCIALS: 6.5%
Banco Bilbao Vizcaya Argentaria SA, ADR (f)	175,000	3,848,250
BlackRock, Inc.	20,000	4,083,600
CIT Group, Inc. (f)	225,000	2,666,250
CME Group, Inc.	14,500	6,801,950
Goldman Sachs Group, Inc., The	81,780	13,525,594
Hospitality Properties Trust, REIT	200,000	6,804,000
ING Groep NV, ADR	350,000	13,079,500
Lincoln National Corp. (f)	600,000	31,200,000
Mitsubishi UFJ Financial Group, ADR	1,254,900	10,917,630
National Bank of Greece SA, ADR (f)	1,807,800	19,090,368
Nomura Holdings, Inc., ADR (f)	250,000	3,757,500

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCK, continued
FINANCIALS, continued
Principal Financial Group, Inc.	302,400	$16,849,728
Prudential Financial, Inc.	82,750	6,475,188
Willis Group Holdings, Ltd.	325,200	10,929,972
		150,029,530
HEALTH CARE: 5.0%
Baxter International, Inc.	425,000	24,573,500
Becton Dickinson & Co.	147,100	12,628,535
Dentsply International, Inc.	492,602	19,014,437
Genentech, Inc. (a)	60,000	4,870,800
Johnson & Johnson	230,000	14,920,100
Stryker Corp. (f)	300,000	19,515,000
UnitedHealth Group, Inc.	272,504	9,363,237
WellPoint, Inc. (a)	233,400	10,299,942
		115,185,551
INDUSTRIALS: 8.8%
ABB, Ltd., ADR	510,000	13,729,200
Aecom Technology Corp. (a)(f)	364,521	9,481,191
Chicago Bridge & Iron Co. NV	329,600	12,933,504
Deere & Co.	555,000	44,644,200
Diana Shipping, Inc. (f)	193,800	5,100,816
Empresas ICA SAB de CV, ADR (a)(f)	377,885	8,936,980
Fuel Tech, Inc. (a)(f)	376,763	7,723,642
General Cable Corp. (a)(f)	238,674	14,098,473
Joy Global, Inc.	310,000	20,199,600
RR Donnelley & Sons, Co.	300,000	9,093,000
Ryder System, Inc.	333,300	20,301,303
Seaspan Corp. (f)	584,705	16,658,245
UTi Worldwide, Inc. (f)	400,000	8,032,000
TNT NV	350,000	12,983,298
		203,915,452
INFORMATION TECHNOLOGY: 16.4%
Accenture, Ltd., Class A	575,000	20,222,750
Applied Materials, Inc.	350,000	6,828,500
Autodesk, Inc. (a)	325,000	10,231,000
Automatic Data Processing, Inc.	724,600	30,715,794
Cisco Systems, Inc. (a)	1,859,888	44,804,702
Citrix Systems, Inc. (a)	542,800	15,920,324
Corning, Inc.	445,000	10,697,800
EMC Corp. (a)	1,850,000	26,529,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCK, continued
INFORMATION TECHNOLOGY, continued
Entegris, Inc. (a)	938,600	$6,748,534
Fiserv, Inc. (a)	500,000	24,045,000
Hewitt Associates, Inc., Class A (a)	491,100	19,531,047
Intel Corp.	825,000	17,473,500
Intuit, Inc. (a)(f)	785,000	21,202,850
MEMC Electronic Materials, Inc. (a)	280,000	19,852,000
Microchip Technology, Inc. (f)	224,921	7,361,665
Microsoft Corp.	950,000	26,961,000
Nokia OYJ, ADR	1,025,000	32,625,750
QUALCOMM, Inc.	765,600	31,389,600
Seagate Technology	425,000	8,899,500
		382,040,316
MATERIALS: 1.3%
Aracruz Celulose SA, ADR	300,634	20,521,277
Smurfit-Stone Container Corp. (a)(f)	1,683,138	12,960,162
		33,481,439
TELECOMMUNICATION SERVICES: 7.4%
America Movil SAB de CV, ADR	755,667	48,128,431
BT Group PLC, ADR (f)	550,000	23,705,000
China Netcom Group Corp., Ltd., ADR (f)	237,109	13,749,951
Philippine Long Distance Telephone, ADR	99,900	6,639,354
Portugal Telecom SGPS SA, ADR	11,189	129,457
Telefonica SA, ADR	200,000	17,302,000
Turkcell Iletisim Hizmetleri AS, ADR	192,830	4,028,219
Verizon Communications, Inc.	385,000	14,033,250
Vimpel-Communications, ADR	358,755	10,723,187
Vodafone Group PLC, ADR	580,400	17,127,604
Windstream Corp. (f)	1,410,681	16,857,637
		172,424,090
UTILITIES: 4.2%
Aqua America, Inc. (f)	443,833	8,335,184
Dynegy, Inc., Class A (a)(f)	675,000	5,325,750
Equitable Resources, Inc.	600,300	35,357,670
Oneok, Inc.	228,528	10,199,204
UGI Corp.	500,000	12,460,000
Veolia Environnement, ADR	375,000	26,223,750
		97,901,558

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
STOCKS, continued
COMMON STOCK, continued

TOTAL COMMON STOCKS
(Cost $1,344,590,921)		$1,645,567,812

PREFERRED STOCKS: 0.1%
FINANCIALS: 0.1%
Aegon NV, 4.000%	45,000	814,500
Federal Home Loan Mortgage, 2.685%	25,000	645,000
HRPT Properties Trust, REIT, 8.750% (f)	29,167	698,841
Regency Centers Corp., REIT, 7.450%	32,000	738,880
TOTAL PREFERRED STOCKS
(Cost $3,838,391)		2,897,221

TOTAL STOCKS
(Cost $1,348,429,312)		1,648,465,033

EXCHANGE TRADED FUNDS: 1.0%
PowerShares DB Agriculture Fund (a)	170,000	6,196,500
PowerShares DB Commodity Index Tracking Fund (a)(f)	80,000	2,861,600
PowerShares DB US Dollar Index Bullish Fund (a)	205,000	4,596,100
iShares Silver Trust (a)(f)	22,500	3,834,225
streetTRACKS Gold Trust (a)(f)	72,691	6,569,813

TOTAL EXCHANGE TRADED FUNDS
(Cost $24,983,397)		24,058,238

BONDS: 27.4%
CORPORATE BONDS: 3.2%
CONSUMER DISCRETIONARY: 0.4%
McGraw-Hill Companies, Inc., The, 5.375%, 11/15/12 (f)	$4,000,000	4,086,772
Staples, Inc., 7.375%, 10/01/12	5,000,000	5,473,776
		9,560,548
CONSUMER STAPLES: 0.4%
Estee Lauder Cos., Inc., 6.000%, 01/15/12	1,599,000	1,718,647
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,412,905
PepsiCo, Inc., 5.150%, 05/15/12	2,000,000	2,121,874
		9,253,426
ENERGY: 0.1%
XTO Energy, Inc., 5.650%, 04/01/16	3,000,000	3,082,443

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 1.2%
Aflac, Inc., 6.500%, 04/15/09	$5,000,000	$5,173,500
American Express Co., 7.000%, 03/19/18	1,000,000	1,051,706
American Honda Finance Corp., 3.750%, 03/16/11 (b)(US)	2,000,000	3,069,024
Chubb Corp., 3.950%, 04/01/08	5,000,000	5,000,000
SLM Corp., 3.471%, 07/27/09 (f)	2,000,000	1,683,188
Toyota Motor Credit Corp., 5.090%, 07/28/08	3,000,000	3,016,560
Toyota Motor Credit Corp., 2.750%, 08/06/09	818,182	815,192
Toyota Motor Credit Corp., 4.625%, 02/01/11 (c)(US)	2,000,000	3,937,388
Toyota Motor Credit Corp., 5.580%, 01/18/15	2,000,000	2,031,740
		25,778,298
HEALTH CARE: 0.5%
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,472,120
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,453,288
Well Point, Inc., 6.375%, 01/15/12	2,991,000	3,185,609
Wellpoint, Inc., 4.250%, 12/15/09	3,000,000	2,996,307
		11,107,324
INFORMATION TECHNOLOGY: 0.1%
Cisco Systems, Inc., 5.500%, 02/22/16	3,000,000	3,108,774

TELECOMMUNICATION SERVICES: 0.3%
America Movil SAB de CV, 9.000%, 01/15/16 (d)(MX)	52,000,000	5,127,810
Telefonos de Mexico SAB de CV, 8.750%, 01/31/16 (d)(MX)	21,000,000	2,037,302
		7,165,112
UTILITIES: 0.2%
National Fuel Gas Co., 6.303%, 05/27/08	5,500,000	5,527,742

TOTAL CORPORATE BONDS
(Cost $73,397,402)		74,583,667

U.S. GOVERNMENT AGENCY BONDS: 15.4%
FEDERAL FARM CREDIT BANK: 1.8%
5.600%, 06/04/12	4,000,000	4,024,696
3.950%, 03/04/13	3,000,000	3,057,240
5.250%, 01/08/14	4,000,000	4,167,480
4.500%, 03/10/14	4,000,000	4,014,324
5.180%, 10/01/14	3,000,000	3,146,415

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL FARM CREDIT BANK, continued
5.230%, 10/15/14	$4,000,000	$4,202,664
4.990%, 01/28/15	1,000,000	1,000,362
4.200%, 02/05/15	4,000,000	4,002,088
3.850%, 02/11/15	4,000,000	4,038,428
4.700%, 03/19/15	4,000,000	4,066,516
5.300%, 06/22/15	3,000,000	3,001,212
5.500%, 08/17/20	1,500,000	1,560,713
		40,282,138
FEDERAL HOME LOAN BANK SYSTEM: 7.3%
3.530%, 04/29/08	4,000,000	4,003,444
3.510%, 07/22/08	2,500,000	2,508,485
4.375%, 10/03/08	8,000,000	8,074,720
4.125%, 11/17/08	3,000,000	3,000,618
4.100%, 11/17/08	3,000,000	3,000,609
5.375%, 05/15/09	2,000,000	2,068,424
5.250%, 11/03/09	8,500,000	8,655,295
4.500%, 08/04/10	3,000,000	3,022,659
5.350%, 11/17/10	3,000,000	3,054,936
5.625%, 06/09/11	2,500,000	2,515,310
5.050%, 08/24/11	3,000,000	3,113,247
5.300%, 10/27/11	3,000,000	3,054,108
4.875%, 11/15/11 (f)	6,000,000	6,418,896
5.000%, 12/15/11	4,850,000	5,075,666
4.750%, 12/27/11	3,500,000	3,517,714
4.270%, 01/17/12	3,000,000	3,003,003
5.500%, 02/09/12	3,000,000	3,087,159
4.800%, 03/09/12	3,000,000	3,000,933
5.250%, 04/16/12	2,000,000	2,065,354
5.550%, 06/06/12	5,000,000	5,031,405
5.375%, 09/07/12	5,000,000	5,359,225
5.000%, 09/14/12	2,500,000	2,692,635
5.200%, 10/09/12 (f)	4,000,000	4,063,084
5.000%, 11/07/12	4,000,000	4,066,984
5.025%, 11/14/12	4,000,000	4,069,560
4.125%, 02/20/13	3,000,000	3,020,751
5.550%, 11/21/13	6,240,000	6,356,925
5.270%, 01/22/14	1,915,000	1,994,417
5.250%, 03/26/14	5,000,000	5,223,805
5.500%, 04/17/14	3,500,000	3,504,375
5.210%, 10/06/14	3,000,000	3,164,565
5.000%, 11/05/14	4,000,000	4,129,864

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM, continued
5.100%, 11/19/14	$4,000,000	$4,133,996
4.600%, 01/14/15	4,000,000	4,092,468
4.800%, 01/28/15	4,000,000	4,006,212
4.000%, 01/28/15	4,000,000	4,048,276
4.550%, 02/06/15	4,000,000	4,051,304
4.500%, 02/19/15	5,000,000	5,061,810
4.700%, 03/27/15	4,000,000	4,067,548
5.250%, 07/14/16	3,000,000	3,000,900
6.180%, 07/06/17	3,000,000	3,138,240
5.125%, 12/13/17	3,500,000	3,659,415
5.000%, 03/28/18	4,050,000	4,129,745
4.250%, 07/16/18	1,000,000	1,000,822
		169,308,911
FREDDIE MAC (AGENCY): 2.5%
3.500%, 04/01/09	3,000,000	3,000,000
4.500%, 01/10/11 (f)	2,500,000	2,501,293
5.250%, 02/24/11 (f)	6,000,000	6,140,208
5.875%, 03/21/11 (f)	3,000,000	3,238,446
5.750%, 08/11/11	2,900,000	2,936,650
5.250%, 10/06/11	7,500,000	7,599,420
5.300%, 01/09/12	3,000,000	3,065,802
4.125%, 02/07/13	4,000,000	4,042,788
5.600%, 09/26/13	2,500,000	2,536,853
5.400%, 10/10/13	4,400,000	4,456,100
5.600%, 10/17/13	4,000,000	4,059,156
5.000%, 07/15/14	1,500,000	1,620,681
6.000%, 06/05/15	3,000,000	3,017,133
6.000%, 10/19/16	10,000,000	10,017,139
		58,231,669
FANNIE MAE (AGENCY): 3.8%
3.750%, 05/12/08	3,000,000	3,004,533
4.000%, 08/08/08	3,000,000	3,016,803
4.000%, 01/26/09 (f)	4,000,000	4,055,892
5.221%, 02/17/09	7,324,000	7,401,854
4.250%, 11/23/09	2,000,000	2,006,170
5.300%, 04/16/10 (f)	2,000,000	2,002,624
4.750%, 04/19/10	3,000,000	3,142,491
4.375%, 06/21/10	6,000,000	6,262,602
5.400%, 04/02/12	6,500,000	6,500,078
5.300%, 05/07/12 (f)	3,500,000	3,567,494

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY), continued
4.550%, 01/04/13	$4,000,000	$4,107,160
4.000%, 01/28/13 (f)	7,000,000	7,040,145
4.000%, 04/02/13	3,000,000	3,024,879
4.250%, 02/11/15	3,500,000	3,538,206
4.125%, 02/11/15	11,000,000	11,143,396
5.250%, 07/14/15	4,000,000	4,028,184
5.400%, 03/09/17	3,000,000	3,144,840
5.010%, 01/30/23	3,000,000	2,971,704
5.350%, 02/06/23	3,000,000	3,014,664
5.000%, 02/22/23	5,000,000	5,024,374
		87,998,093
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $349,365,175)		355,820,811

MUNICIPLE BONDS: 0.2%
Oregon State, 4.042%, 06/01/09
(Cost $3,926,300)	3,880,000	3,905,336

U.S. TREASURY NOTE: 0.2%
3.500%, 02/15/18
(Cost $4,993,750)	5,000,000	5,030,470

MORTGAGE-BACKED SECURITIES: 8.4%
U.S. GOVERNMENT MORTGAGE-BACKED: 8.2%
GINNIE MAE (MORTGAGE BACKED): 0.8%
6.000%, 02/15/19	517,177	534,304
6.000%, 05/15/21	1,923,386	1,987,088
6.000%, 07/15/21	306,002	316,136
6.500%, 12/15/21	893,123	929,000
6.000%, 02/15/22	2,687,721	2,775,351
6.000%, 08/15/35	2,940,285	3,040,589
6.000%, 05/20/36	1,429,461	1,476,108
6.000%, 04/15/37	2,066,188	2,135,791
6.000%, 01/15/38	2,993,654	3,094,457
6.000%, 01/15/38	2,994,109	3,094,927
		19,383,751

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FREDDIE MAC (MORTGAGE-BACKED): 1.8%
4.500%, 04/01/08	$228,658	$228,567
3.500%, 05/01/08	764,132	763,162
5.000%, 10/01/08	828,985	833,866
4.000%, 04/01/10	1,777,376	1,786,598
4.000%, 09/01/10	2,456,137	2,486,862
4.500%, 06/01/12	2,318,104	2,316,548
4.000%, 05/01/14	1,660,133	1,670,566
5.000%, 08/01/18	2,942,891	2,989,136
4.500%, 09/01/18	980,289	979,308
4.000%, 09/01/18	619,664	609,094
5.500%, 10/01/18	504,316	517,124
5.500%, 10/01/18	440,768	451,962
5.000%, 10/01/18	932,407	946,353
5.000%, 11/01/18	598,552	607,505
5.000%, 11/01/18	441,495	448,099
4.500%, 01/01/21	3,850,857	3,847,004
6.500%, 05/01/29	232,872	244,062
6.500%, 12/01/29	328,906	344,709
6.500%, 06/01/32	489,683	511,282
5.561%, 04/01/36	1,550,127	1,572,866
6.000%, 05/01/36	1,356,707	1,393,107
5.657%, 05/01/36	1,575,273	1,609,138
6.268%, 11/01/36	2,265,590	2,323,247
5.868%, 04/01/37	3,143,288	3,210,011
5.500%, 08/01/37	1,539,022	1,555,812
6.701%, 09/01/37	2,125,473	2,161,364
6.655%, 10/01/37	2,233,042	2,271,834
6.529%, 11/01/37	2,726,240	2,776,356
		41,455,542
FANNIE MAE (MORTGAGE BACKED): 5.6%
5.500%, 09/01/09	775,270	788,661
4.000%, 09/01/10	1,034,364	1,047,768
5.500%, 11/01/11	503,970	512,675
5.000%, 01/01/14	1,041,878	1,069,618
5.000%, 02/01/14	706,554	725,367
5.500%, 10/01/14	1,445,265	1,499,254
5.500%, 11/01/14	1,459,071	1,512,977
5.500%, 11/01/16	2,102,952	2,157,103
5.000%, 03/01/17	2,760,037	2,806,819
5.000%, 04/01/18	2,776,819	2,816,609

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE-BACKED), continued
4.500%, 07/01/18	$3,124,750	$3,124,065
5.000%, 11/01/18	109,085	110,648
5.000%, 11/01/18	584,011	592,380
5.000%, 11/01/18	722,017	732,363
5.000%, 02/01/19	1,862,269	1,886,709
5.000%, 04/01/19	552,153	559,399
5.000%, 06/01/19	1,750,956	1,773,936
5.500%, 07/01/19	1,716,214	1,758,671
5.500%, 10/01/19	1,630,115	1,670,441
4.500%, 11/01/19	1,875,458	1,872,857
5.000%, 01/01/20	1,657,237	1,678,987
5.000%, 03/01/20	1,603,948	1,622,897
4.000%, 08/01/20	5,894,717	5,753,820
5.000%, 10/01/20	2,629,083	2,660,142
5.000%, 10/01/23	1,656,600	1,662,320
4.500%, 01/01/25	1,491,689	1,469,833
5.000%, 06/01/25	2,129,053	2,133,804
5.000%, 11/01/25	2,970,640	2,977,269
8.000%, 05/01/30	129,279	140,154
6.000%, 09/25/30	3,250,000	3,361,403
6.500%, 06/01/32	432,779	451,224
4.000%, 11/01/33	2,877,749	2,718,161
4.635%, 12/01/33	1,231,510	1,240,062
4.402%, 12/01/33	764,295	763,456
6.000%, 02/01/34	1,769,811	1,819,540
3.839%, 05/01/34	3,316,557	3,352,684
4.268%, 01/01/35	3,362,056	3,393,920
5.837%, 03/01/35	2,924,560	2,979,293
6.000%, 04/01/35	1,386,850	1,423,416
5.000%, 06/01/35	1,267,996	1,257,049
4.627%, 06/01/35	1,326,919	1,328,096
5.500%, 07/01/35	1,839,349	1,860,792
5.000%, 07/01/35	1,622,806	1,608,796
5.000%, 08/01/35	1,287,374	1,276,259
5.500%, 11/01/35	2,018,966	2,042,504
5.500%, 12/01/35	930,028	940,871
5.500%, 12/01/35	1,894,094	1,916,176
5.500%, 12/01/35	1,474,199	1,491,385
6.000%, 04/01/36	803,933	824,607
6.000%, 04/01/36	1,065,650	1,093,053
5.980%, 05/01/36	2,786,342	2,842,756

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE-BACKED), continued
5.353%, 05/01/36	$2,674,686	$2,726,402
5.500%, 06/01/36	5,093,740	5,162,548
6.500%, 08/01/36	1,167,994	1,210,941
6.000%, 08/01/36	1,595,685	1,636,718
6.000%, 09/01/36	784,512	804,686
5.891%, 09/01/36	3,006,597	3,059,403
6.000%, 12/01/36	3,306,287	3,391,309
5.848%, 04/01/37	4,176,644	4,228,720
6.000%, 06/01/37	3,603,829	3,695,606
5.568%, 06/01/37	2,826,404	2,868,973
5.500%, 07/01/37	1,981,814	2,002,751
6.000%, 08/01/37	3,275,819	3,360,057
6.000%, 01/25/41	7,186,205	7,425,413
		130,676,576
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	1,965,692
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	1,968,771
Nomura Asset Securities Corp., 6.590%, 03/15/30	387,786	388,634
		4,323,097
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $193,756,303)		195,838,966

TOTAL BONDS
(Cost $625,438,930)		635,179,250

CERTIFICATES OF DEPOSIT: 0.1%
Hope Community Credit Union, 5.100%, 05/07/08	100,000	100,000
Self Help Credit Union, 5.250%, 05/26/08	250,000	250,000
Shore Bank Chicago, 4.650%, 04/11/08	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $850,000)		850,000

MONEY MARKET SHARES: 0.6%
Pax World Money Market Fund, Inc. (e)
(Cost $13,421,709)	13,421,709	13,421,709

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 9.7%
State Street Navigator Securities Lending Prime Portfolio, 3.180%
(Cost $224,297,626)	224,297,626	$224,297,626

TOTAL INVESTMENTS: 109.7%
(Cost $2,237,420,974)		2,546,271,856

Payable upon return of securities loaned - (Net): -9.7%		(224,297,626)

Other assets and liabilities - (Net): 0.0%		772,435

Net Assets: 100.0%		$2,322,746,665

(a)	Non income producing security.
(b)	Principal amount is in Euro dollars; value is in U.S. dollars.
(c)	Principal amount is in Great British pounds; value is in U.S. dollars.
(d)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(e)	Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.
(f)	Security or partial position of this security was on loan as of December 31, 2007. The total market value of securities on loan as of December 31, 2007 was $215,119,795.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

MX - Mexico

US - United States

Schedule of Investments
Pax World Growth Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 98.3%
CONSUMER DISCRETIONARY: 7.1%
Amazon.com, Inc. (a)	18,000	$1,283,400
Best Buy Co., Inc.	7,000	290,220
ChinaEdu Corp., ADR (a)(d)	14,341	95,081
Focus Media Holding, Ltd., ADR (a)(d)	16,000	562,400
Lowe’s Cos., Inc.	41,783	958,502
Nike, Inc., Class B (d)	22,960	1,561,280
TJX Cos., Inc. (d)	37,292	1,233,246
Viacom, Inc., Class B (a)	24,755	980,793
		6,964,922
CONSUMER STAPLES: 7.7%
CVS Caremark Corp. (b)(d)	94,507	3,828,479
General Mills, Inc.	30,500	1,826,340
PepsiCo, Inc.	25,680	1,854,096
		7,508,915
ENERGY: 11.0%
Baker Hughes, Inc. (d)	30,000	2,055,000
Chesapeake Energy Corp.	45,000	2,076,750
Devon Energy Corp. (b)	26,144	2,727,604
Enbridge Energy Partners, LP (d)	32,834	1,561,257
National Oilwell Varco, Inc. (a)(d)	18,543	1,082,540
ONEOK Partners, LP (d)	14,125	812,188
StatoilHydro ASA, ADR	14,000	418,179
		10,733,518
FINANCIALS: 11.7%
Erste Bank der Oesterreichisch	12,500	810,778
Goldman Sachs Group, Inc., The	4,750	785,603
Investment Technology Group, Inc. (a)(d)	37,669	1,739,554
JPMorgan Chase & Co.	26,625	1,143,544
Prologis, REIT	23,543	1,385,741
Prudential Financial, Inc. (d)	15,585	1,219,526
State Street Corp. (d)	18,834	1,487,886
Sumitomo Mitsui Financial Group, Inc., ADR	122,000	807,640
Swiss Reinsurance	8,400	734,268
Tower Group, Inc.	55,210	1,389,635
		11,504,175
HEALTH CARE: 15.2%
Coventry Health Care, Inc. (a)(d)	10,000	403,500
CR Bard, Inc. (d)	15,350	1,479,740
Eclipsys Corp. (a)	80,046	1,569,702

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Genzyme Corp. (a)	18,834	$1,403,886
Gilead Sciences, Inc. (a)(d)	56,503	2,911,600
HealthExtras, Inc. (a)	37,500	931,500
Hologic, Inc. (a)(d)	5,500	305,800
Humana, Inc. (a)	13,251	594,440
Pharmaceutical Product Development, Inc.	35,747	1,497,799
Thermo Fisher Scientific, Inc. (a)	66,212	3,763,490
		14,861,457
INDUSTRIALS: 14.2%
Aecom Technology Corp. (a)(d)	45,134	1,173,935
CNH Global NV (d)	14,125	734,924
Expeditors International of Washington, Inc (d)	40,600	1,834,308
Fuel Tech, Inc. (a)(d)	59,952	1,229,016
Grupo Ferrovial SA	7,500	543,843
Illinois Tool Works, Inc. (d)	28,251	1,362,546
Ocean Power Technologies, Inc. (a)(d)	14,125	172,608
Pall Corp.	17,125	600,574
Quanta Services, Inc. (a)(d)	100,000	2,317,000
Suntech Power Holdings Co., Inc., ADR (a)(d)	22,960	931,257
Terex Corp. (a)(d)	15,000	937,500
United Parcel Service, Inc., Class B	28,251	2,062,888
		13,900,399
INFORMATION TECHNOLOGY: 23.1%
Adobe Systems, Inc. (a)	6,000	213,540
ASML Holding NV (a)(d)	29,500	731,895
Brocade Communications Systems, Inc. (a)(d)	69,417	506,744
Cisco Systems, Inc. (a)	83,322	2,007,227
Citrix Systems, Inc. (a)	25,000	733,250
CommScope, Inc. (a)(d)	51,795	1,804,020
Corning, Inc.	52,500	1,262,100
Cypress Semiconductor Corp. (a)	10,000	236,100
Dell, Inc. (a)	52,500	1,045,800
eBay, Inc. (a)(d)	71,043	2,119,923
Google, Inc., Class A (a)(d)	3,000	1,321,410
Hewlett-Packard Co. (d)	26,000	1,187,160
Intel Corp.	59,500	1,260,210
International Business Machines Corp.	27,417	3,156,793
j2 Global Communications, Inc. (a)(d)	26,839	599,046
MEMC Electronic Materials, Inc. (a)	12,000	850,800
Microsoft Corp.	48,251	1,369,363
NetApp, Inc. (a)	37,500	751,875

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
INFORMATION TECHNOLOGY, continued
Trimble Navigation, Ltd. (a)(d)	44,125	$1,261,535
VMware, Inc. (a)(d)	5,000	214,100
		22,632,891
MATERIALS: 3.2%
Airgas, Inc. (d)	33,543	1,525,200
Smurfit-Stone Container Corp. (a)(d)	156,560	1,205,512
Wacker Chemie AG	2,000	409,780
		3,140,492
TELECOMMUNICATION SERVICES: 4.9%
America Movil SAB de CV, ADR	41,153	2,621,035
Vodafone Group PLC, ADR	75,338	2,223,224
		4,844,259
UTILITIES: 0.2%
Epure International, Ltd. (a)	600,000	233,332
.
TOTAL COMMON STOCKS
(Cost $93,378,163)		96,324,360

EXCHANGE TRADED FUNDS: 1.2%
PowerShares DB Agriculture Fund (a)	25,000	911,250
PowerShares DB US Dollar Index Bullish Fund (a)	10,000	224,200

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,063,583)		1,135,450

MONEY MARKET SHARES: 0.2%
Pax World Money Market Fund, Inc. (c)
(Cost $180,745)	180,745	180,745

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 30.8%
State Street Navigator Securities Lending Prime Portfolio, 3.180%
(Cost $30,181,589)	30,181,589	30,181,589

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

TOTAL INVESTMENTS: 130.5%
(Cost $124,804,080)		$127,822,144

Payable upon return of securities loaned - (Net): -30.8%		(30,181,589)

Other assets and liabilities - (Net): 0.3%		356,390

Net Assets: 100.0%		$97,996,945

(a) Non-income producing security.

(b) Security or partial position of this security has been segregated by the custodian to cover the margin or segregation requirements on option contracts.

(c) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

(d) Security or partial position of this security was on loan as of December 31, 2007. The total market value of securities on loan as of March 31, 2008 was $29,952,004.

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Devon Energy Corp.	50	$(2,400)
expires April 2008
exercise price $110.00

TOTAL WRITTEN CALLS		$(2,400)
(Premiums received $14,100)

PUTS:
Amazon.com, Inc.	50	(8,750)
expires April 2008
exercise price $60.00

TOTAL WRITTEN PUTS
(Premiums received $14,850)		$(8,750)

Schedule of Investments
Pax World Value Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 92.6%
CONSUMER DISCRETIONARY: 6.7%
Bright Horizons Family Solutions, Inc. (a)	776	$33,399
NutriSystem, Inc. (a)	1,200	18,084
ZON Multimedia Servicos Multimedia SGPS SA	700	8,300
Saks, Inc. (a)	2,590	32,297
Tractor Supply Co. (a)	100	3,952
Viacom, Inc., Class B (a)	460	18,225
Walt Disney Co., The	500	15,691
		129,948
CONSUMER STAPLES: 7.9%
Corn Products International, Inc.	450	16,713
Group Danone	220	19,672
Hain Celestial Group, Inc. (a)	1,150	33,925
Kimberly-Clark Corp.	410	26,466
Kraft Food, Inc., Class A	1,620	50,236
Whole Foods Market, Inc.	200	6,593
		153,605
ENERGY: 11.3%
Baker Hughes, Inc.	400	27,400
BP PLC, ADR	1,000	60,650
ConocoPhillips	290	22,101
Enbridge Energy Partners, LP	450	21,398
Whiting Petroleum Corp. (a)	1,000	64,650
XTO Energy, Inc.	363	22,424
		218,623
FINANCIALS: 22.6%
Ameriprise Financial, Inc.	720	37,332
Banco Bilbao Vizcaya Argentaria SA, ADR	500	10,995
Bank of America Corp.	1,040	39,426
Bank of New York Mellon Corp., The	270	11,267
Barclays PLC, ADR	2,000	72,400
Boston Private Financial Holdings, Inc.	3,840	40,666
Calamos Asset Management, Inc.	400	6,512
Citigroup, Inc.	1,390	29,774
CME Group, Inc.	40	18,764
Fannie Mae	1,000	26,320
Goldman Sachs Group, Inc., The	100	16,539
Legg Mason, Inc.	580	32,468
National Australia Bank, Ltd.	110	3,042

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
FINANCIALS, continued
National Financial Partners Corp.	1,300	$29,211
Prudential Financial, Inc.	380	29,735
Wilmington Trust Corp.	1,030	32,033
		436,484
HEALTH CARE: 7.0%
Amgen, Inc. (a)	485	20,263
Novartis AG, ADR	480	24,590
Pfizer, Inc.	1,850	38,721
Quest Diagnostics, Inc.	450	20,372
UnitedHealth Group, Inc.	375	12,885
WellPoint, Inc. (a)	430	18,976
		135,807
INDUSTRIALS: 9.9%
Aecom Technology Corp. (a)	1,080	28,091
American Railcar Industries, Inc.	1,420	28,869
CNH Global NV	400	20,812
Diana Shipping, Inc.	500	13,160
Empresas ICA SAB de CV, ADR (a)	500	11,825
Gamesa Corporacion Tecnologica SA	200	9,130
Gardner Denver, Inc. (a)	820	30,422
Macquarie Airports	4,710	14,000
Ryder System, Inc.	200	12,182
Seaspan Corp.	400	11,396
UTi Worldwide, Inc.	620	12,449
		192,336
INFORMATION TECHNOLOGY: 13.8%
Automatic Data Processing, Inc.	490	20,771
Cisco Systems, Inc. (a)	1,400	33,726
CommScope, Inc. (a)	500	17,415
Dell, Inc. (a)	1,200	23,904
Diebold, Inc.	690	25,910
eBay, Inc. (a)	1,150	34,316
EMC Corp. (a)	1,000	14,340
Fair Isaac Corp.	1,060	22,811
Intuit, Inc. (a)	610	16,476
Microsoft Corp.	1,250	35,475
Nokia OYJ, ADR	700	22,281
		267,425

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
MATERIALS: 1.9%
Aracruz Celulose SA, ADR	150	$10,239
Smurfit-Stone Container Corp. (a)	1,900	14,630
Syngenta AG, ADR	200	11,701
		36,570
TELECOMMUNICATION SERVICES: 5.9%
Telefonica SA, ADR	530	45,850
TeliaSonera AB	3,080	24,727
Verizon Communications, Inc.	810	29,524
Windstream Corp.	1,200	14,340
		114,441
UTILITIES: 5.6%
Calpine Corp. (a)	800	14,736
Fortum Oyj	500	20,398
International Power PLC	3,000	24,940
Oneok, Inc.	370	16,513
UGI Corp.	670	16,696
Veolia Environnement, ADR	200	13,987
		107,270
TOTAL COMMON STOCKS
(Cost $2,015,963)		1,792,509

EXCHANGE TRADED FUNDS: 2.9%
PowerShares DB Agriculture Fund (a)	550	20,048
PowerShares DB Commodity Index Tracking Fund (a)	400	14,308
streetTRACKS Gold Trust (a)	240	21,691

TOTAL EXCHANGE TRADED FUNDS
(Cost $57,700)		56,047

MONEY MARKET SHARES: 6.0%
Pax World Money Market Fund, Inc. (b)
(Cost $116,945)	116,945	116,945

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

TOTAL INVESTMENTS: 101.5%		$1,965,501
(Cost $2,190,608)

Other assets and liabilities - (Net): -1.5%		(26,665)

Net Assets: 100.0%		$1,938,836

(a) Non-income producing security.

(b) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

ADR - American Depository Receipt

LP - Limited Partnership

Schedule of Investments
Pax World Small Cap Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 78.9%
CONSUMER DISCRETIONARY: 6.5%
CROCS, Inc. (a)	620	$10,831
Lin TV Corp. (a)	990	9,514
LKQ Corp. (a)	800	17,976
Pool Corp.	850	16,057
Vail Resorts, Inc. (a)	390	18,833
		73,211
CONSUMER STAPLES: 5.7%
American Oriental Bioengineering, Inc. (a)	1,250	10,125
Chattem, Inc. (a)	300	19,902
NBTY, Inc. (a)	540	16,173
Spartan Stores, Inc.	820	17,097
		63,297
ENERGY: 5.0%
Bristow Group, Inc. (a)	390	20,931
Natural Gas Services Group, Inc. (a)	980	21,393
Ship Finance International, Ltd.	500	13,140
		55,464
FINANCIALS: 15.2%
Affiliated Managers Group, Inc. (a)	100	9,074
Amtrust Financial Services, Inc.	760	12,320
Capital Southwest Corp.	130	16,084
Greenhill & Co., Inc.	200	13,912
Hercules Technology Growth Capital, Inc.	1,420	15,421
Investment Technology Group, Inc. (a)	340	15,701
NGP Capital Resources Co.	1,200	19,704
optionsXpress Holdings, Inc.	700	14,497
Pinnacle Financial Partners, Inc. (a)	720	18,432
PrivateBancorp, Inc.	500	15,735
ProAssurance Corp (a)	350	18,841
		169,721
HEALTH CARE: 12.0%
Almost Family, Inc. (a)	710	14,136
Bio-Reference Labs, Inc. (a)	510	13,479
Health Grades, Inc. (a)	2,180	11,510
Immucor, Inc. (a)	510	10,883
Kendle International, Inc. (a)	350	15,722

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Landauer, Inc.	390	$19,633
Natus Medical, Inc. (a)	840	15,246
Techne Corp. (a)	300	20,208
United Therapeutics Corp. (a)	160	13,873
		134,690
INDUSTRIALS: 10.9%
Acuity Brands, Inc.	310	13,315
BE Aerospace, Inc, (a)	400	13,980
Gardner Denver, Inc. (a)	500	18,550
Lennox International, Inc.	490	17,625
Michael Baker Corp. (a)	500	11,230
Middleby Corp. (a)	240	14,974
Ritchie Bros Auctioneers, Inc.	180	14,782
Tennant Co.	430	17,118
		121,574
INFORMATION TECHNOLOGY: 15.5%
Bankrate, Inc. (a)	250	12,473
CommScope, Inc. (a)	410	14,280
Factset Research Systems, Inc.	400	21,548
Micros Systems, Inc. (a)	590	19,859
Nice Systems, Ltd., ADR (a)	360	10,159
Quality Systems, Inc.	430	12,844
Rofin-Sinar Technologies, Inc. (a)	500	22,450
Sybase, Inc. (a)	600	15,780
SYKES Enterprise, Inc. (a)	790	13,896
Synaptics, Inc, (a)	340	8,119
TheStreet.com, Inc.	1,510	12,201
VeriFone Holdings, Inc. (a)	600	9,523
		173,132
MATERIALS: 1.6%
Airgas, Inc.	390	17,733

TELECOMMUNICATION SERVICES: 1.5%
Syniverse Holdings, Inc. (a)	990	16,493

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
UTILITIES: 5.0%
California Water Service Group (a)	500	$19,075
EnergySouth, Inc.	360	18,788
UGI Corp.	720	17,942
		55,805
TOTAL COMMON STOCKS
(Cost $884,581)		881,120

TOTAL INVESTMENTS: 78.9%
(Cost $884,581)		881,120

Other assets and liabilities - (Net): 21.1%		235,214

Net Assets: 100.0%		$1,116,334

(a) Non-income producing security.

ADR - American Depository Receipt

Schedule of Investments
Pax World International Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 84.7%
AUSTRALIA: 3.8%
CSL, Ltd.	417	$14,136
National Australia Bank, Ltd.	755	20,880
Qantas Airways, Ltd.	3,855	13,886
Sims Group, Ltd.	257	6,994
		55,896
AUSTRIA: 1.0%
Andritz AG	272	14,919

BRAZIL: 0.8%
Aracruz Celulose SA, ADR	169	11,536

CANADA: 0.7%
Suncor Energy, Inc.	117	11,273

CHINA: 0.8%
Suntech Power Holdings Co., Inc., ADR (a)	306	12,411

FINLAND: 2.4%
Fortum Oyj	526	21,459
Kone OYJ	351	14,420
		35,879
FRANCE: 8.1%
L’Oreal SA	216	27,424
LVMH Moet Hennessy Louis Vuitt	254	28,257
Neopost SA	103	11,545
CGG-Veritas, ADR (a)	304	15,051
Veolia Environnement, ADR	544	38,042
		120,319
GERMANY: 6.0%
Fresenius Medical Care AG & Co., ADR	547	27,525
Linde AG	100	14,087
Merck KGAA	152	18,723
SAP AG, ADR	204	10,112
Wacker Chemie AG	89	18,235
		88,682

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
GREAT BRITAIN: 13.7%
BG Group PLC	940	$21,781
Game Group PLC	1,725	7,267
HSBC Holdings PLC, ADR	215	17,695
Kesa Electricals PLC	4,355	17,861
Lloyds TSB Group PLC, ADR	627	22,509
Rio Tinto PLC, ADR	87	35,830
Standard Chartered PLC	595	20,346
Tesco PLC	3,566	26,876
Vodafone Group PLC, ADR	1,126	33,228
		203,393
GREECE: 2.3%
Diana Shipping, Inc.	429	11,291
National Bank of Greece SA	435	22,901
		34,192
HONG KONG: 1.1%
Sun Hung Kai Properties, Ltd.	1,000	15,675

IRELAND: 0.7%
Kingspan Group PLC	817	11,077

ITALY: 2.4%
UniCredit SpA	5,298	35,498

JAPAN: 17.7%
Asahi Pretec Corp.	400	10,762
Central Japan Railway Co.	3	31,170
Eisai Co., Ltd.	800	27,545
Nippon Building Fund, Inc., REIT	2	25,487
Kao Corp.	1,000	28,454
Komatsu, Ltd.	1,000	28,156
Kurita Water Industries, Ltd.	200	7,465
Mizuho Financial Group, Inc.	8	29,552
Nippon Electric Glass Co., Ltd.	1,000	15,705
Canon, Inc., ADR	497	23,046
Honda Motor Co, Ltd., ADR	1,250	36,013
		263,355
NETHERLANDS: 3.5%
KONINKLIJKE KPN NV	1,617	27,298
Reed Elsevier NV, ADR	647	24,708
		52,006

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
NORWAY: 5.4%
Norsk Hydro ASA	1,334	$19,543
StatoilHydro ASA, ADR	2,032	60,696
		80,239
SPAIN: 1.3%
Abengoa SA	328	11,727
Gamesa Corporacion Tecnologica SA	152	6,939
		18,666
SWEDEN: 1.3%
Hennes & Mauritz AB	325	20,007

SWITZERLAND: 7.9%
ABB, Ltd., ADR	1,016	27,351
Credit Suisse Group, ADR	455	23,150
Roche Holding AG	149	28,082
Swiss Reinsurance	222	19,406
Syngenta AG, ADR	343	20,069
		118,058
TAIWAN: 1.3%
Fubon Financial Holding Co., Ltd., GDR	852	9,178
Taiwan Semiconductor, ADR	1,018	10,455
		19,633
TURKEY: 2.5%
Akbank TAS	2,920	12,300
Turkcell Iletisim Hizmetleri AS, ADR	600	12,534
Turkiye Halk Bankasi AS (a)	2,223	12,398
		37,232
TOTAL COMMON STOCKS
(Cost $1,272,459)		1,259,946

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
EXCHANGE TRADED FUNDS: 9.0%
CurrencyShares Japanese Yen Trust (a)	518	$51,924
PowerShares DB Commodity Index Tracking Fund (a)	862	30,834
streetTRACKS Gold Trust (a)	262	23,680

TOTAL EXCHANGE TRADED FUNDS
(Cost $108,688)		106,438

TOTAL INVESTMENTS: 91.8%
(Cost $1,381,147)		1,366,384

Other assets and liabilities - (Net): 8.2%		122,618

Net Assets: 100.0%		$1,489,002

(a) Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
SECTOR	VALUE	OF INVESTMENTS
CONSUMER DISCRETIONARY	$134,113	9.8%
CONSUMER STAPLES	82,754	6.1%
ENERGY	108,801	8.0%
FINANCIALS	286,975	21.0%
HEALTH CARE	119,635	8.8%
INDUSTRIALS	197,951	14.5%
INFORMATION TECHNOLOGY	70,863	5.2%
MATERIALS	126,294	9.2%
TELECOMMUNICATIONS SERVICES	73,060	5.3%
UTILITIES	59,500	4.3%
EXCHANGE TRADED FUNDS	106,438	7.8%
TOTAL	$1,366,384	100.0%

Schedule of Investments
Pax World High Yield Bond Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
PREFERRED STOCK: 1.5%
FINANCIALS: 1.5%
Health Care REIT, Inc., 7.625%
(Cost $1,488,520)	61,200	$1,468,188

EXCHANGE TRADED FUNDS: 3.1%
PowerShares DB Agriculture Fund (h)	40,000	1,458,000
PowerShares DB US Dollar Index Bullish Fund (h)	31,000	695,020
streetTRACKS Gold Trust (h)(j)
(Cost $3,175,484)	10,000	903,800
		3,056,820
CORPORATE BONDS: 86.5%
CONSUMER DISCRETIONARY: 18.0%
Blockbuster, Inc., 9.000%, 09/01/12 (j)	$1,500,000	1,230,000
Brown Shoe Co., Inc., 8.750%, 05/01/12	1,500,000	1,492,500
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15 (j)	1,000,000	997,500
Easton-Bell Sports, Inc., 8.375%, 10/01/12 (j)	1,525,000	1,246,688
FTD, Inc., 7.750%, 02/15/14	1,466,000	1,297,410
Harry & David Operations Corp., 9.000%, 03/01/13	1,500,000	1,312,500
Interactive Health, LLC, 144A, 7.250%, 04/01/11 (a)(b)	1,211,000	732,655
Leslie’s Poolmart, Inc., 7.750%, 02/01/13 (j)	1,500,000	1,372,500
Levi Strauss & Co., 9.750%, 01/15/15 (j)	1,000,000	1,001,250
Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (j)	1,500,000	1,507,500
Perry Ellis International, Inc., 8.875%, 09/15/13	1,500,000	1,440,000
Quicksilver, Inc., 6.875%, 04/15/15 (j)	1,500,000	1,215,000
Steinway Musical Instruments, 144A, 7.000%, 03/01/14 (a)	600,000	516,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	1,000,000	1,017,500
Vitamin Shoppe Industries, Inc., 10.565%, 11/15/12	1,500,000	1,563,750
		17,942,753
CONSUMER STAPLES: 6.9%
Chattem, Inc., 7.000%, 03/01/14	1,500,000	1,466,250
Dean Holding Co., 6.900%, 10/15/17 (j)	1,000,000	860,000
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(d)(SA)	1,250,000	1,217,610
NBTY, Inc., 7.125%, 10/01/15	1,750,000	1,680,000
Stater Brothers Holdings, 7.750%, 04/15/15	1,750,000	1,662,500
		6,886,360
ENERGY: 10.6%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14 (j)	1,500,000	1,372,500
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15	1,515,000	1,545,300
Denbury Resources, Inc., 7.500%, 12/15/15	1,500,000	1,541,250
PHI, Inc., 7.125%, 04/15/13	1,000,000	922,500
Range Resources Corp., 7.500%, 05/15/16 (j)	1,000,000	1,030,000
SESI, LLC, 6.875%, 06/01/14	750,000	720,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
CORPORATE BONDS, continued
ENERGY, continued
Ship Finance International, Ltd., 8.500%, 12/15/13	$1,000,000	$1,020,000
VeraSun Energy Corp., 9.875%, 12/15/12 (j)	1,500,000	1,395,000
Whiting Petroleum Corp., 7.000%, 02/01/14	1,000,000	995,000
		10,541,550
FINANCIALS: 2.8%
Agile Property Holdings, Ltd., 144A, 9.000%, 09/22/13 (a)	1,500,000	1,143,750
Cardtronics, Inc., 144A, 9.250%, 08/15/13 (a)	1,250,000	1,181,250
LaBranche & Co., Inc., 11.000%, 05/15/12	500,000	510,000
		2,835,000
HEALTH CARE: 9.0%
Advanced Medical Optics, Inc., 7.500%, 05/01/17 (j)	1,500,000	1,297,500
Alliance Imaging, Inc., 7.250%, 12/15/12 (j)	1,500,000	1,417,500
Alliance Imaging, Inc., 7.250%, 12/15/12	250,000	236,250
Axcan Intermediate Holdings, Inc., 144A, 9.250%, 03/01/15 (a)	1,250,000	1,240,624
Community Health Systems, Inc., 8.875%, 07/15/15	1,750,000	1,765,313
Hanger Orthopedic Group, Inc., 10.250%, 06/01/14	1,500,000	1,515,000
US Oncology, Inc., 10.750%, 08/15/14 (j)	1,510,000	1,498,675
		8,970,862
INDUSTRIALS: 15.0%
Actuant Corp., 144A, 6.875%, 06/15/17 (a)(j)	1,450,000	1,439,125
American Railcar Industries, Inc., 7.500%, 03/01/14	1,000,000	885,000
Buhrmann US, Inc., 8.250%, 07/01/14	1,000,000	945,000
Da-Lite Screen Co., Inc., 9.500%, 05/15/11	1,250,000	1,143,750
FTI Consulting, Inc., 7.750%, 10/01/16	2,060,000	2,142,400
IKON Office Solutions, Inc., 7.750%, 09/15/15	1,500,000	1,432,500
IKON Office Solutions, Inc., 7.300%, 11/01/27	1,250,000	903,991
Interline Brands, Inc., 8.125%, 06/15/14	500,000	480,000
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	750,000	705,000
Rathgibson, Inc., 11.250%, 02/15/14	745,000	730,100
Travelport, LLC, 9.012%, 09/01/14 (d)(US)	1,250,000	1,494,878
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	1,750,000	1,583,750
WII Components, Inc., 10.000%, 02/15/12 (j)	1,175,000	1,004,625
		14,890,119
INFORMATION TECHNOLOGY: 2.0%
Dycom Industries, Inc., 8.125%, 10/15/15	1,000,000	945,000
STATS ChipPAC, Ltd, 7.500%, 07/19/10 (j)	1,000,000	1,040,000
		1,985,000

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
CORPORATE BONDS, continued
MATERIALS: 3.1%
Cellu Tissue Holdings, Inc., 9.750%, 03/15/10	$1,250,000	$1,162,500
CSN Islands IX Corp., 144A, 10.500%, 01/15/15 (a)	750,000	889,687
LPG International, Inc., 7.250%, 12/20/15 (j)	1,000,000	1,001,250
Russell-Stanley Holdings, Inc., 144A, 9.000%, 11/30/08 (a)(b)(f)(g)	36,532	0
		3,053,437
TELECOMMUNICATION SERVICES: 13.7%
America Movil SAB de CV, 9.000%, 01/15/16 (e)(MX)	11,000,000	1,084,729
Cell C Pty, Ltd., 144A, 8.625%, 07/01/12 (a)(d)(SA)	1,000,000	1,510,863
City Telecom HK, Ltd., 8.750%, 02/01/15	1,500,000	1,417,500
Fairpoint Communications, Inc., 144A, 13.125%, 04/01/18 (a)	1,000,000	965,000
Maxcom Telecomunicacione SA, 11.000%, 12/15/14	1,500,000	1,545,000
MetroPCS Wireless, Inc., 9.250%, 11/01/14	1,500,000	1,387,500
Millicom International Cellular SA, 10.000%, 12/01/13 (j)	2,000,000	2,130,000
Nordic Telephone Co. Holdings ApS, 144A, 8.875%, 05/01/16 (a)	750,000	731,250
Wind Acquisition Finance SA, 144A, 10.750%, 12/01/15 (a)	1,750,000	1,793,750
Windstream Corp., 8.125%, 08/01/13	1,000,000	987,500
Windstream Corp., 7.000%, 03/15/19 (j)	100,000	87,500
		13,640,592
UTILITIES: 5.4%
Eletropaulo Metropolitan, 144A, 19.125%, 06/28/10 (a)(b)(c)(BR)	2,500,000	1,577,905
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	797,370	790,795
Intergen NV, 144A, 9.000%, 06/30/17 (a)	1,000,000	1,050,000
Ormat Funding Corp., 8.250%, 12/30/20 (b)	720,161	727,363
Transportadora de Gas del Sur SA, 144A, 7.875%, 05/14/17 (a)	1,500,000	1,203,750
		5,349,813
TOTAL CORPORATE BONDS (Cost $90,771,495)		86,095,486

CERTIFICATES OF DEPOSIT: 0.9%
Self Help Credit Union, 3.790%, 01/04/09	100,000	100,000
ShoreBank Chicago, 5.000%, 04/19/08	100,000	100,000
ShoreBank Cleveland, 4.600%, 06/27/08	100,574	100,574
ShoreBank Pacfic, CDARS, 4.470%, 05/10/12	100,000	100,000
ShoreBank Pacfic, CDARS, 4.450%,01/15/09	200,000	200,000
ShoreBank Pacific, CDARS, 4.810%, 06/25/09	200,000	200,000
ShoreBank, CDARS, 4.370%, 11/28/08	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,574)		900,574

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MONEY MARKET SHARES: 6.0%
Pax World Money Market Fund, Inc. (i)
(Cost $6,036,345)	6,036,345	$6,036,345

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 19.3%
State Street Navigator Securities Lending Prime Portfolio, 3.180%
(Cost $19,219,780)	19,219,780	19,219,780

TOTAL INVESTMENTS: 117.3% (Cost $121,592,198)		116,777,193

Payable upon return of securities loaned - (Net): -19.3%		(19,219,780)

Other assets and liabilities - (Net): 2.0%		1,962,773

Net Assets: 100.0%		$99,520,186

(a)          Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b)         Illiquid security.

(c)          Principal amount is in Brazilian Real; value is in U.S. dollars.

(d)         Principal amount is in Euro Dollars; value is in U.S. dollars.

(e)          Principal amount is in Mexican pesos; value is in U.S. dollars.

(f)            Fair valued security.

(g)         Non-income producing security – security is in default.

(h)         Non-income producing security.

(i)             Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

(j)             Security or partial position of this security was on loan as of March 31, 2008. The total market value of securities on loan as of March 31, 2008 was $18,783,062.

BR - Brazil

CDARS - Certificates of Deposit Account Registry Service

MX - Mexico

REIT - Real Estate Investment Trust

SA - South Africa

US - United States

Schedule of Investments
Pax World Women’s Equity Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 94.1%
CONSUMER DISCRETIONARY: 8.2%
Bright Horizons Family Solutions, Inc. (a)	11,424	$491,689
Grupo Televisa SA, ADR	8,000	193,920
Nike, Inc., Class B	10,000	680,000
Nordstrom, Inc.	8,300	270,580
Saks, Inc. (a)	30,000	374,100
Staples, Inc.	29,100	643,401
Target Corp.	10,000	506,800
		3,160,490
CONSUMER STAPLES: 10.0%
Avon Products, Inc.	12,000	474,480
Colgate-Palmolive Co.	9,700	755,727
Costco Wholesale Corp.	7,500	487,275
Hain Celestial Group, Inc. (a)	7,000	206,500
PepsiCo, Inc.	9,500	685,900
Procter & Gamble Co.	12,100	847,847
Walgreen Co.	9,900	377,091
		3,834,820
ENERGY: 10.3%
Baker Hughes, Inc.	6,000	411,000
BG Group PLC, ADR	6,000	691,200
BP PLC, ADR	16,100	976,465
Chesapeake Energy Corp.	18,000	830,700
ConocoPhillips	7,300	556,333
StatoilHydro ASA, ADR	9,000	268,830
Suncor Energy, Inc.	2,200	211,970
		3,946,498
FINANCIALS: 13.9%
American Express Co.	11,500	502,780
American International Group, Inc.	10,500	454,125
Bank of America Corp.	14,700	557,277
Citigroup, Inc.	11,000	235,620
CME Group, Inc.	850	398,735
Goldman Sachs Group, Inc., The	3,200	529,248
National Financial Partners Corp.	15,000	337,050
Northern Trust Corp.	7,000	465,290
State Street Corp.	8,500	671,500
T Rowe Price Group, Inc.	16,800	840,000
Wilmington Trust Corp.	11,700	363,870
		5,355,495

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
HEALTH CARE: 12.5%
Becton Dickinson & Co.	3,000	$257,550
CR Bard, Inc.	8,000	771,200
Hologic, Inc. (a)	6,000	333,600
Johnson & Johnson	12,500	810,875
Novartis AG, ADR	13,000	665,990
Quest Diagnostics, Inc.	8,300	375,741
Stryker Corp.	7,500	487,875
Teva Pharmaceutical Industries, ADR	10,800	498,852
UnitedHealth Group, Inc.	7,500	257,700
Waters Corp. (a)	6,000	334,200
		4,793,583
INDUSTRIALS: 13.7%
3M Co.	5,000	395,750
ABB, Ltd., ADR	11,000	296,120
Aecom Technology Corp. (a)	15,500	403,155
Donaldson Co., Inc.	8,500	342,380
Dover Corp.	9,500	396,910
Emerson Electric Co.	14,800	761,608
Expeditors International of Washington,Inc	9,000	406,620
Gamesa Corporacion Tecnologica SA	2,000	91,303
Illinois Tool Works, Inc.	18,600	897,078
Macquarie Airports	50,000	148,617
Quanta Services, Inc. (a)	10,000	231,700
United Parcel Service, Inc., Class B	5,000	365,100
Vestas Wind Systems A/S (a)	1,200	132,091
WW Grainger, Inc.	5,400	412,506
		5,280,938
INFORMATION TECHNOLOGY: 14.5%
Autodesk, Inc. (a)	5,600	176,288
Automatic Data Processing, Inc.	5,500	233,145
Cisco Systems, Inc. (a)	32,000	770,880
CommScope, Inc. (a)	7,000	243,810
eBay, Inc. (a)	11,000	328,240
EMC Corp. (a)	35,000	501,900
Google, Inc., Class A (a)	1,300	572,611
International Business Machines Corp.	1,500	172,710
Microsoft Corp.	34,000	964,920
Nokia OYJ, ADR	27,000	859,410
Nvidia Corp. (a)	5,250	103,898
QUALCOMM, Inc.	5,000	205,000
SAP AG, ADR	7,500	371,775

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
INFORMATION TECHNOLOGY, continued
Texas Instruments, Inc.	3,000	$84,810
		5,589,397
MATERIALS: 4.7%
Aptargroup, Inc.	13,300	517,769
Praxair, Inc.	6,000	505,380
Sigma-Aldrich Corp.	10,200	608,430
Syngenta AG, ADR	3,000	175,530
		1,807,109
TELECOMMUNICATION SERVICES: 4.2%
AT&T, Inc.	10,000	383,000
Tele Norte Leste Participacoes S.A., ADR	6,000	159,240
Telefonica SA, ADR	5,000	432,550
Turkcell Iletisim Hizmetleri AS, ADR	10,370	216,629
Verizon Communications, Inc.	6,800	247,860
Vodafone Group PLC, ADR	6,000	177,060
		1,616,339
UTILITIES: 2.1%
Iberdrola SA	15,000	231,989
Sempra Energy	5,200	277,056
Veolia Environnement, ADR	4,500	314,685
		823,730
TOTAL COMMON STOCKS (Cost $32,474,448)		36,208,399

EXCHANGE TRADED FUNDS: 2.4%
PowerShares DB Agriculture Fund (a)	10,500	382,725
PowerShares DB Commodity Index Tracking Fund (a)	4,000	143,080
streetTRACKS Gold Trust (a)	4,500	406,710

TOTAL EXHANGE TRADED FUNDS (Cost $958,306)		932,515

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

CORPORATE BONDS: 2.7%
FINANCIALS: 2.7%
Blue Orchard Microfinance, 4.936%, 07/31/11 (c)	$500,000	$540,000
Calvert Social Investment Fund, 3.000%, 03/31/11	500,000	500,000

TOTAL CORPORATE BONDS (Cost $1,000,000)		1,040,000

MONEY MARKET SHARES: 2.2%
Pax World Money Market Fund, Inc. (b)	862,416	862,416
(Cost $862,416)

TOTAL INVESTMENTS: 101.4% (Cost $35,295,170)		39,043,330

Other assets and liabilities - (Net): -1.4%		(577,719)

Net Assets: 100.0%		$38,465,611

(a)          Non-income producing security.

(b)         Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

(c)          Fair valued security.

ADR - American Depository Receipt

Schedule of Investments
Pax World Global Green Fund	March 31, 2008

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK: 63.8%
AUSTRALIA: 2.2%
Sims Group, Ltd.	1,200	$32,657

AUSTRIA: 1.7%
Mayr Melnhof Karton AG	250	25,202

BELGIUM: 1.0%
Umicore	300	15,593

CANADA: 2.5%
Canadian Hydro Developers, Inc. (a)	2,700	17,071
Stantec, Inc. (a)	700	20,541
		37,612
FINLAND: 1.9%
Lassila & Tikanoja Oyj	1,000	28,318

FRANCE: 1.7%
Seche Environnement SA	200	25,224

GERMANY: 2.8%
Aixtron AG (a)	1,000	13,698
Linde AG	200	28,174
		41,872
GREAT BRITAIN: 2.4%
Pennon Group PLC	1,000	12,852
Rotork PLC	700	14,992
Spirax-Sarco Engineering PLC	400	8,147
		35,991
HONG KONG: 0.8%
CLP Holdings, Ltd.	1,500	12,412

IRELAND: 1.4%
Kingspan Group PLC	1,600	21,694

JAPAN: 10.8%
Asahi Pretec Corp.	300	8,072
Horiba, Ltd.	500	16,692
Kyocera Corp.	400	33,906
Miura Co., Ltd.	1,800	41,241
NSK, Ltd.	3,000	22,830
Shimadzu Corp.	1,000	9,355

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
Stanley Electric Co., Ltd.	1,200	$29,554
		161,650
NETHERLANDS: 2.7%
Grontmij	400	14,980
Wavin NV	2,000	24,935
		39,915
NORWAY: 1.0%
Tomra Systems ASA	2,000	15,187

SPAIN: 3.7%
Abengoa SA	600	21,453
Gamesa Corporacion Tecnologica SA	750	34,238
		55,691
SWEDEN: 2.9%
Nibe Industrier AB	2,000	18,663
SKF AB	1,200	24,160
		42,823
SWITZERLAND: 2.0%
Geberit AG	200	29,809

UNITED STATES: 22.3%
California Water Service Group	800	30,520
Covanta Holding Corp. (a)	1,200	33,000
Emerson Electric Co.	600	30,876
IDEX Corp.	700	21,483
Itron, Inc. (a)	300	27,069
Ormat Technologies Inc	400	17,204
Pall Corp.	900	31,563
Pentair, Inc.	1,000	31,900
Roper Industries, Inc.	800	47,552
Stericycle, Inc. (a)	450	23,175
Thermo Fisher Scientific, Inc. (a)	700	39,788
		334,130
TOTAL COMMON STOCKS (Cost $962,021)		955,780

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

REPURCHASE AGREEMENT: 100.1%
State Street Repo, 0.900%, 04/01/08 (collateralized by FNMA, 5.250%, due 08/01/12, market value $1,531,825)
TOTAL REPURCHASE AGREEMENT (Cost $1,500,000)	$1,500,000	$1,500,000

TOTAL INVESTMENTS: 163.9% (Cost $2,462,021)		2,455,780

Other assets and liabilities - (Net): -63.9%		(957,280)

Net Assets: 100.0%		$1,498,500

(a)          Non-income producing security.

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT OF
SECTOR	VALUE	INVESTMENTS
CONSUMER DISCRETIONARY	$29,553	1.2%
HEALTH CARE	39,788	1.6%
INDUSTRIALS (b)	579,041	23.6%
INFORMATION TECHNOLOGY	115,712	4.7%
MATERIALS	101,626	4.1%
UTILITIES	90,060	3.7%
REPURCHASE AGREEMENT	1,500,000	61.1%
TOTAL	$2,455,780	100.0%

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.

Notes to Financial Statements

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. Each of the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Value Fund (the “Value Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World International Fund (the “International Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Women’s Equity Fund (the “Women’s Equity Fund”), and the Pax World Global Green Fund (the “Green Fund”) (each a “Fund” and collectively, the “Funds”) is a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined. At March 31, 2008, the High Yield Bond Fund held one security fair valued at $0, and the Women’s Equity Fund held one security fair valued at $540,000, representing 1.40% of the Fund’s net asset value.

The Funds’ net asset value is determined at the close of trading on the New York Stock Exchange (the “Exchange”), which usually is 4:00 p.m. Eastern time (the “NYSE Close”), on each business day that the Exchange is open for trading. Fund shares are not priced on days on which the Exchange is closed for trading. For purposes of calculating the net asset value, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearance or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed above. Information that becomes known to the Funds or their agents after the net asset value has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the net asset value determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2008:

	Level 1	Level 2	Level 3		Totals

Investments in Securities
Balanced	$1,897,259,309	$649,012,547	$—		$2,546,271,856
Growth	125,090,144	2,732,000	—		127,822,144
Value	1,841,293	124,209	—		1,965,501
Small Cap	881,120	—	—		881,120
International	590,964	775,420	—		1,366,384
High Yield Bond	29,781,133	86,996,060	0	(1)	116,777,193
Women’s Equity	37,399,330	1,104,000	540,000		39,043,330
Green	371,742	2,084,038	—		2,455,780

Other Financial Instruments (2)
Growth	(11,150)				(11,150)

(1) Security fair valued at zero.

(2) Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Follwing is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Women’s Equity
Investments in Securities
Balance as of December 31, 2007	$515,000
Realized Gain (loss)	—
Change in unrealzied appreciation (depreciation)	25,000
Net purchases (sales)	—
Transfers in and/or out of Level Three	—
Balance as of March 31, 2008	$540,000

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Options Contracts The Funds may purchase or write put and call options on futures contracts and on portfolio securities for hedging and for investment purposes.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.  In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option; or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.  Holdings designated to cover outstanding written options are noted in the applicable Schedules of Investments.

The risk of writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised.  The risk of writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised.  The risk in buying an option is that the Funds pay a premium whether or not the option is exercised.  The use of such instruments may involve certain additional risks as a result of unanticipated movements, could render the Funds’ hedging strategy unsuccessful.  In addition there can be no assurance that a liquid secondary market will exist for any option purchased or sold.  There is no limit t the loss the Funds may recognize due to written call options.

Written option activity for the three-month period ended March 31, 2008 is as follows:

Call Options	Number of Contracts	Premiums Received
Growth Fund
Options outstanding at December 31, 2007	—	$—
Options written	100	28,950
Options closed	—	—
Options expired	—	—
Options exercised	—	—
Options outstanding at March 31, 2008	100	$28,950

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank & Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2(a)-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Funds and the Agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2008, the value of securities loaned and the payable on collateral due to the broker were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker

Balanced	$215,119,795	$224,297,626
Growth	29,952,004	30,181,589
High Yield Bond	18,783,062	19,219,780

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2008 were as follows:

	Purchases		Sales
Fund	Investments(1)	U.S. Government Bonds	Investments(1)	U.S. Government Bonds
Balanced	$264,605,765	$137,477,687	$182,714,393	$167,752,588
Growth	19,726,013	—	18,696,335	—
Value	17,829,823	—	8,688,194	—
Small Cap	681,295	—	472,219	—
International	8,563,434	—	2,922,127	—
High Yield Bond	884,581	—	—	—
Women’s Equity	960,027	—	—	—
Green	1,381,147	—	—	—

(1)          Excluding short-term investments and U.S. Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At March 31, 2008, the Funds held the following investment in Pax World Money Market Fund, Inc., an affiliated company:

Fund	Value at 12/31/07	Purchased Cost	Sold Cost	Value at 03/31/08	Dividend Income
Balanced	$16,462,127	$787,267,582	$790,308,000	$13,421,709	$338,547
Growth	1,363,049	6,811,696	7,994,000	180,745	4,928
Value	13,139	474,806	371,000	116,945	793
High Yield Bond	9,422,776	11,205,069	14,591,500	6,036,345	49,215
Women’s Equity	1,756,610	4,772,805	5,667,000	862,416	19,190

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At December 31, 2008, none of the Funds held 25% or more of the Pax World Money Market Fund, Inc.

For federal income tax purposes, the identified cost of investments owned at March 31, 2008 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2008 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Balanced	$2,237,420,974	$389,109,005	$80,258,123	$308,850,882
Growth	124,804,080	10,089,086	7,053,221	3,035,864
Value	2,190,608	48,290	273,396	(225,107)
Small Cap	884,581	8,438	11,900	(3,461)
International	1,381,147	8,617	23,380	(14,763)
High Yield Bond	121,592,198	971,762	5,786,768	(4,815,006)
Women’s Equity	35,295,170	5,995,061	2,246,900	3,748,160
Green

At March 31, 2008, the Balanced Fund, International Fund, High Yield Bond Fund and Green Fund had unrealized foreign currency gains of $1,741; $528; $5,005; and $1,470; respectively. The Value Fund had an unrealized foreign currency loss of $155.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2008, the High Yield Bond Fund held $19,706,516 or 19.80% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2008, the High Yield Bond Fund held $3,828,718 of illiquid securities, representing 3.85% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2007 and 2006 was as follows:

	Distributions paid in 2007 *		Distributions paid in 2006 *
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains

Balanced	$39,076,403	$101,734,188	$32,594,411	$106,759,384
Growth	1,383,259	11,358,937	—	—
High Yield Bond	7,029,656	—	5,424,955	35,729
Value	9,844	—	—	—
Women’s Equity *	233,598	3,033,756	195,412	812,414

(1)          For Women’s Equity Fund, distributions paid in 2006 represent those paid during fiscal year ending March 31, 2007, and distributions paid in 2007, represent those paid during the nine months ended December 31, 2007.

During the period from November 1, 2007 through December 31, 2007, the Value Fund incurred a capital loss of $3,498 and a foreign currency loss of $21; and the Women’s Equity Fund incurred a foreign currency loss of $1,961. These losses are treated for Federal income tax purposes as if they occured on January 1, 2008. Accordingly, during 2007 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The Funds have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”, (“FIN 48”), effective for the current fiscal year. As of December 31, 2007, Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2004 through 2007). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended December 31, 2007, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a
-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 27, 2008

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/May 27, 2008